Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2021
Related Party Transactions [Abstract]
Schedule of Schedule of Compensation For Key Management

	2021	2020
(in thousands)	$	$
Management fees	64	179
Salaries and other short-term benefits	1,949	2,052
Severance (included in salaries)	266	—
Share-based payments	1,466	632
Director compensation (included in salaries)	147	—
	3,892	2,863